Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial assets and financial liabilities

34.	Financial assets and financial liabilities

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Financial assets
Quoted equity securities	14	6,258	—	—	—	6,258
Trade and bills receivable	15	—	289,048	7,793,343	—	8,082,391
Other receivables	15	—	76,195	—	—	76,195
Cash and bank balances	16	—	6,447,538	—	—	6,447,538

		6,258	6,812,781	7,793,343	—	14,612,382

Financial liabilities
Trade and other payables	22	—	—	—	10,216,632	10,216,632
Lease liabilities	25	—	—	—	39,778	39,778
Loans and borrowings	26	—	—	—	2,230,000	2,230,000

		—	—	—	12,486,410	12,486,410

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2021

Financial assets
Quoted equity securities	14	606	—	—	—	606	96
Trade and bills receivable	15	—	3,622,841	3,338,816	—	6,961,657	1,101,145
Other receivables	15	—	140,835	—	—	140,835	22,277
Cash and bank balances	16	—	5,331,555	—	—	5,331,555	843,307

		606	9,095,231	3,338,816	—	12,434,653	1,966,825

Financial liabilities
Trade and other payables	22	—	—	—	9,775,626	9,775,626	1,546,239
Lease liabilities	25	—	—	—	40,531	40,531	6,410
Loans and borrowings	26	—	—	—	2,203,000	2,203,000	348,454

		—	—	—	12,019,157	12,019,157	1,901,103

Quoted equity securities relates to the Group’s investment in TCL, which is a company listed on the Main Board of the Singapore Exchange and is involved in investment in real estate and marketing and distributing brands in beauty, wellness and lifestyle categories. Fair values of the quoted equity shares are determined by reference to published price quotations in an active market.
Financial assets/liabilities through profit or loss reflect the positive/negative change in fair value of the foreign exchange forward contract that is not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk.
Changes in liabilities arising from financing activities

	January 1, 2020	Cash flows	Addition	Accretion of interest	Foreign exchange movement	Translation reserve	Others	December 31, 2020
	RMB’000	RMB’000	RMB’ 000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As of December 31, 2020

Loans and borrowings
- current	2,055,046	(326,280)	—	—	1,228	6	—	1,730,000
- non-current	—	500,000	—	—	—	—	—	500,000
Lease liabilities
- current	28,633	(37,561)	4,039	2,198	—	409	25,037	22,755
- non-current	31,374	—	11,217	—	—	(531)	(25,037)	17,023

Total liabilities from financing activities	2,115,053	136,159	15,256	2,198	1,228	(116)	—	2,269,778

	January 1, 2021	Cash flows	Addition	Accretion of interest	Translation reserve	Others	December 31, 2021	December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2021

Loans and borrowings
- current	1,730,000	(127,000)	—	—	—	500,000	2,103,000	332,637
- non-current	500,000	100,000	—	—	—	(500,000)	100,000	15,817
Lease liabilities
- current	22,755	(24,940)	1,270	1,819	(54)	26,275	27,125	4,290
- non-current	17,023	—	22,701	—	(43)	(26,275)	13,406	2,120

Total liabilities from financing activities	2,269,778	(51,940)	23,971	1,819	(97)	—	2,243,531	354,864

The ‘Others’ column includes the effect of reclassification of non-current
portion of loans and borrowings, including obligations under finance leases and lease liabilities due to the passage of time.